Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies:

A discussion of the Company's significant accounting policies can be found in the Company's annual financial statements for the fiscal year ended
December 31, 2019
which have been filed with the US Securities and Exchange Commission on Form
20
-F on
April 10, 2020.
There have been
no
changes apart from the below to these policies in the
six
months ended
June 30, 2020.